SCHEDULE OF STOCK-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 2,753	$ 2,079	$ 7,353	$ 5,841
Cost of Services [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	1,316	938	3,494	2,604
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 1,437	$ 1,141	$ 3,859	$ 3,237